SUBSEQUENT EVENTS (Details)												1 Months Ended		2 Months Ended	3 Months Ended	12 Months Ended
	May 09, 2017 USD ($)	Mar. 15, 2017 $ / shares shares	Feb. 10, 2017 $ / shares shares	Jan. 25, 2017 $ / shares shares	Dec. 29, 2016 shares	Dec. 22, 2016 shares	Dec. 08, 2016 $ / shares shares	Nov. 18, 2015 USD ($) shares	Oct. 23, 2015 USD ($) shares	May 11, 2015 $ / shares shares	Jan. 09, 2013 $ / shares shares	Apr. 30, 2017 USD ($) $ / shares shares	Mar. 10, 2017 $ / shares shares	Mar. 10, 2017 USD ($) $ / shares	Mar. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares	Apr. 30, 2015 $ / shares
SUBSEQUENT EVENTS (Details) [Line Items]
Stock Issued During Period, Shares, New Issues			12,858					200,000	66,667							3,798,417	2,645,432
Class of Warrant or Rights, Granted		630,000						100,000	33,334	374,641	1,330,627				1,330,038	2,049,504	3,728,479
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares		$ 1.50								$ 1.50	$ 2.61
Proceeds from Issuance or Sale of Equity (in Dollars) | $								$ 300,000	$ 100,000						$ 1,800,000	$ 5,226,368	$ 4,759,798
Private Placement, Unit Description									each unit consisting of one share of the Company’s common stock and a warrant to purchase one half of one share of common stock
Stock Issued During Period, Shares, Issued for Services															325,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					5,000	150,000	25,000								0	905,000	1,800,000
Shares Issued, Price Per Share (in Dollars per share) | $ / shares			$ 1.50				$ 1.36								$ 1.40			$ 2.90
Warrants, Term of Warrants										5 years	5 years
Stock Issued During Period, Value, Issued for Services (in Dollars) | $															$ 453,749	$ 2,471,050	$ 3,341,752
Subsequent Event [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Number of Units Sold													995,571
Stock Issued During Period, Shares, New Issues			12,858									576,599	995,571
Class of Warrant or Rights, Granted			6,429									288,300	497,787
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares												$ 1.50	$ 1.50	$ 1.50
Proceeds from Issuance or Sale of Equity (in Dollars) | $	$ 865,000											$ 864,819		$ 1,358,763
Unit, Price per Unit (in Dollars per share) | $ / shares				$ 1.75
Private Placement, Unit Description				Unit consisting of (i) one share of Common Stock, and (ii) an Investor Warrant to purchase one-half of one share of Common Stock at an exercise price of $2.10 per share of Common; the Amendment Agreement reduced the Original Price Per Unit to $1.50 and the exercise price of the Original Warrants to $1.50 per share.
Stock Issued During Period, Shares, Issued for Services				75,000								200,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				130,000
Shares Issued, Price Per Share (in Dollars per share) | $ / shares				$ 1.55								$ 1.45
Warrants, Term of Warrants												3 years
Stock Issued During Period, Value, Issued for Services (in Dollars) | $												$ 290,000
Stock Issued During Period, Shares, Other												15,000
Stock Repurchased and Retired During Period, Shares												10,744
Subsequent Event [Member] | Warrants Issued to Placement Agents [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Class of Warrant or Rights, Granted												186,957
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares												$ 1.50